Significant Credit and Revenue Concentration - Additional Information (Detail)			6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Shopko And Pamida	Jun. 30, 2012 Shopko And Pamida	Dec. 31, 2012 Shopko And Pamida	Dec. 31, 2011 Shopko And Pamida	Dec. 31, 2012 Shopko Customer	Dec. 31, 2011 Shopko	Dec. 31, 2010 Shopko
Revenue, Major Customer [Line Items]
Number of tenants	165	165
Rental revenue in percentage of total revenue			29.00%	30.10%			29.40%	26.70%	25.60%
Rental revenue by combined properties operated by tenants			27.90%		28.40%
Number of tenant having 10% or more of the company's total revenue			0				0
Property operated under master lease, percent						25.70%